Note 19 - Subsequent Events	6 Months Ended
Jun. 30, 2011
Subsequent Events [Abstract]
Note 19 - Subsequent Events [Text Block]

19. Subsequent Events

·         BSBIOS Indústria e Comércio de Biodiesel Sul Brasil S.A.

On July 1, 2011, Petrobras Biocombustível S.A., S.L., acquired 50% of the capital of BSBIOS Indústria e Comércio de Biodiesel Sul Brasil S.A, for the amount of US$128 which are subject to adjustments due to implementation of process of due diligence.

·         Acquisition of Gás Brasiliano Distribuidora S.A.

On July 29, 2011, Petrobras Gás S.A.- Gaspetro  acquired 100% of the shares of Gas Brasiliano Distribuidora S.A. “GBD”, for US$271. The transaction was authorized by the São Paulo regulatory agency in April 2011 and the addendum to GBD's concession agreement was signed in July 2011, complying with the conditions established in the agreement entered into with Ente Nazionale Idrocarburi S.p.A. (ENI) in 2010.

GBD holds the concession for the natural gas distribution service in the northwest region of the State of São Paulo. The concession agreement began in December 1999 with duration of 30 years and may be renewed for another 20 years.

·         Raising of financing with BNDES

In July 2011, the Company signed long-term financing agreements with BNDES for financing the Mexilhão platform and implementing projects in Refap in the amount of US$1,365, as follows:

Company	Date	Contract Value - US$	Maturity	Description
Petrobras	07/12/2011	655	2023	TJLP plus 2.76% p.a.
Refap	07/21/2011	710	2022	TJLP plus 3.26% p.a.
		1,365

Petrobras withdrew US$557 of which US$387 was used to settle the bridge-loan entered into with BNDES in 2008. The first withdrawal of the credit contracted by Refap is forecast to occur later this year.